Filed with the U.S. Securities and Exchange Commission on August 9, 2024

Securities Act Registration No. 333-171360
Investment Company Act Registration No. 811-22509

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	62	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	63	[	X	]

(Check appropriate box or boxes.)

LoCorr Investment Trust
(Exact Name of Registrant as Specified in Charter)

687 Excelsior Boulevard
Excelsior, MN 55331
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 952.767.2920

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser, Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 8, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

[X]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 60 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 7, 2024, and pursuant to Rule 485(a)(2) would have become effective on August 21, 2024.

This Post-Effective Amendment No. 62 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 8, 2024 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 62 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 62 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 9th day of August, 2024.

LoCorr Investment Trust

By: Kevin M. Kinzie*
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 9th day of August, 2024.

Signature	Title(s)
Jon C. Essen*	Trustee, Treasurer and Principal Financial Officer
Kevin M. Kinzie*	Trustee, President and Principal Executive Officer
Mark A. Thompson*	Trustee
Ronald A. Tschetter*	Trustee

/s/ Dan T. O'Lear	Trustee
Dan T. O'Lear

/s/ Jeff E. Place	Trustee
Jeff E. Place

/s/ Catie B. Tobin	Trustee
Catie B. Tobin

*By: /s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact